Loans Payable (Promissory Notes) (Details) - USD ($)					6 Months Ended
	Oct. 10, 2016	Jun. 14, 2016	Apr. 13, 2016	Mar. 24, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 08, 2016	Dec. 03, 2015	Sep. 29, 2015	Sep. 08, 2015
Debt Instrument [Line Items]
Outstanding balances					$ 10,794,000		$ 28,712,000
Number of shares issued (in shares)									437,500
Conversion of MGT Sports Convertible Securities
Debt Instrument [Line Items]
Payment of interest	$ 16,000
Unsecured Debt | MGT Promissory Notes
Debt Instrument [Line Items]
Principal amount					2,109,000
Outstanding balances					0		943,000
Interest expense					12,000
Unsecured Debt | MGT Promissory Notes Due September 29, 2015
Debt Instrument [Line Items]
Principal amount										$ 234,000
Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Principal amount								$ 1,875,000
Unsecured Debt | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Principal amount					141,000
Outstanding balances					0		$ 55,000
Interest expense					$ 1,000,000
Unsecured Debt | Kuusamo Promissory Notes Due September 29, 2015
Debt Instrument [Line Items]
Principal amount											$ 16,000
Unsecured Debt | Kuusamo Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Principal amount											$ 125,000
Promissory Note
Debt Instrument [Line Items]
Stated interest rate (as a percent)										5.00%	5.00%
Common Stock
Debt Instrument [Line Items]
Shares converted (in shares)			18,332
Series D Preferred Stock
Debt Instrument [Line Items]
Preferred stock, shares outstanding (in shares)			0		0		0
Series D Preferred Stock | Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Debt converted value				$ 110,000
Series D Preferred Stock | Preferred Stock
Debt Instrument [Line Items]
Shares converted (in shares)			110
Common Stock
Debt Instrument [Line Items]
Number of shares issued (in shares)	136,304					1,013,068
Common Stock | Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Debt converted value				$ 824,000
Outstanding balances					$ 0
Common Stock | Unsecured Debt | Kuusamo Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Issuance of conversion shares (in shares)					8,410
Second MGT Exchange Agreement
Debt Instrument [Line Items]
Debt converted value		$ 11,000
Convertible debt		$ 940,000
Second MGT Exchange Agreement | Common Stock
Debt Instrument [Line Items]
Issuance of conversion shares (in shares)		132,092